UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Albert D. Mason
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Albert Mason    Boston, MA     November 3, 2008

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


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                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      127

Form 13F Information Table Value Total:      $337,657 (thousands)

List of Other Included Managers:

{None}
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FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Air Products & Chemicals Inc.	COM	009158106	4100	59860	SH		Sole		59860	0	0
Automatic Data Processing Inc.	COM	053015103	6582	153960	SH		Sole		153960	0	0
B & G Foods Inc.	COM	05508R205	5041	376170	SH		Sole		376170	0	0
Banco Bilbao Vizcaya ADR	ADR	05946K101	1342	83007	SH		Sole		83007	0	0
Bank of Ireland ADR	ADR	46267Q103	2357	103905	SH		Sole		103905	0	0
Bemis Co. Inc.	COM	081437105	4406	168115	SH		Sole		168115	0	0
Brandywine Realty Trust	COM	105368203	2600	162210	SH		Sole		162210	0	0
Brandywine Realty Trust 7.5 Pfd C	PFD	105368401	1836	117120	SH		Sole		117120	0	0
Bristol-Myers Squibb Co.	COM	110122108	3	150	SH		Sole		150	0	0
Buckeye Partners LP	UNIT LTD PARTN	118230101	5363	144605	SH		Sole		144605	0	0
Cabela's Inc.	COM	126804301	4	365	SH		Sole		365	0	0
CBL & Associates Inc. 7.75 Pfd C	PFD	124830506	1877	122655	SH		Sole		122655	0	0
Cedar Shopping Centers 8.875 Pfd A	PFD	150602308	2316	105279	SH		Sole		105279	0	0
Cherokee Inc.	COM	16444H102	975	44370	SH		Sole		44370	0	0
Colgate-Palmolive Co.	COM	194162103	6086	80775	SH		Sole		80775	0	0
Colonial Properties Trust	COM	195872106	2307	123415	SH		Sole		123415	0	0
Cominar REIT	COM	199910100	5978	301320	SH		Sole		301320	0	0
Digital Realty 7.875 Pfd B	PFD	253868301	1353	70485	SH		Sole		70485	0	0
Enel Societa Per Azioni ADR	ADR	29265W108	3999	70250	SH		Sole		70250	0	0
Enerplus Resources Fund Trust	COM	29274D604	3129	84145	SH		Sole		84145	0	0
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	3061	118770	SH		Sole		118770	0	0
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	5532	302320	SH		Sole		302320	0	0
First Industrial Realty Trust	COM	32054K103	2294	79995	SH		Sole		79995	0	0
First Industrial Realty Trust 7.25 Pfd J	PFD	32054K798	1380	84905	SH		Sole		84905	0	0
General Electric Co.	COM	369604103	4625	181380	SH		Sole		181380	0	0
Getty Realty Corp.	COM	374297109	3960	178610	SH		Sole		178610	0	0
Gladstone Commercial Corp.	COM	376536108	2077	135990	SH		Sole		135990	0	0
Gladstone Commercial Corp. 7.75 Pfd A	PFD	376536207	953	56487	SH		Sole		56487	0	0
Global Partners LP	UNIT LTD PARTN	37946R109	1290	136035	SH		Sole		136035	0	0
Graco, Inc.	COM	384109104	5015	140830	SH		Sole		140830	0	0
Grainger, WW Inc.	COM	384802104	7324	84210	SH		Sole		84210	0	0
Heineken NV ADR	ADR	423012202	3346	168105	SH		Sole		168105	0	0
Hormel Foods Corp.	COM	440452100	4937	136085	SH		Sole		136085	0	0
Kilroy Realty Corp. 7.8 Pfd E	PFD	49427F405	1574	103240	SH		Sole		103240	0	0
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	6360	122235	SH		Sole		122235	0	0
Kinder Morgan Management	COM	49455U100	292	5942	SH		Sole		5942	0	0
Kite Realty Group	COM	49803T102	5126	465955	SH		Sole		465955	0	0
Lakeview Hotel REIT	COM	512223306	714	262200	SH		Sole		262200	0	0
Lakeview Hotel REIT	COM	512223108	543	199300	SH		Sole		199300	0	0
Mack-Cali Realty Corp.	COM	554489104	2467	72840	SH		Sole		72840	0	0
Marshall & Ilsley Corp.	COM	571837103	2629	130474	SH		Sole		130474	0	0
Monmouth Real Estate Investment Corp.	COM	609720107	5032	646011	SH		Sole		646011	0	0
Norfolk & Southern Corp.	COM	655844108	7591	114655	SH		Sole		114655	0	0
Novartis AG ADR	ADR	66987V109	5590	105795	SH		Sole		105795	0	0
Oneok Partners LP	UNIT LTD PARTN	68268N103	5757	113490	SH		Sole		113490	0	0
Patriot Coal Corp.	COM	70336T104	1248	42962	SH		Sole		42962	0	0
Peabody Energy Corp.	COM	704549104	5231	116250	SH		Sole		116250	0	0
Pengrowth Energy Trust	COM	706902509	903	60470	SH		Sole		60470	0	0
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	3677	223000	SH		Sole		223000	0	0
Penn West Energy Trust	COM	707885109	3108	128945	SH		Sole		128945	0	0
PetroChina Ltd. ADS	ADR	71646E100	2621	25515	SH		Sole		25515	0	0
PS Business Parks Inc. 7.375 Pfd O	PFD	69360J750	1694	100905	SH		Sole		100905	0	0
Puget Energy Inc.	COM	745310102	3058	114519	SH		Sole		114519	0	0
Realty Income Corp. 6.75 Pfd E	PFD	756109708	2369	124820	SH		Sole		124820	0	0
Reddy Ice Holdings, Inc.	COM	75734R105	646	176995	SH		Sole		176995	0	0
RyanAir ADR	ADR	783513104	3	150	SH		Sole		150	0	0
Sanofi-Aventis ADR	ADR	80105N105	3007	91470	SH		Sole		91470	0	0
Sasol Ltd. ADR	ADR	803866300	3582	84310	SH		Sole		84310	0	0
SNC-Lavalin Group Inc.	COM	78460T105	4282	118465	SH		Sole		118465	0	0
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	5472	123650	SH		Sole		123650	0	0
TC Pipelines LP	UNIT LTD PARTN	87233Q108	5395	174355	SH		Sole		174355	0	0
Total SA ADR	ADR	89151E109	5102	84080	SH		Sole		84080	0	0
Tullow Oil PLC	COM	015008907	5560	437805	SH		Sole		437805	0	0
UMH Properties Inc.	COM	903002103	441	63505	SH		Sole		63505	0	0
Urstadt Biddle Properties A	COM	917286205	1813	96705	SH		Sole		96705	0	0
Urstadt Biddle Properties B	COM	917286106	417	24700	SH		Sole		24700	0	0
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD	917286502	1754	86655	SH		Sole		86655	0	0
Zion Cap Trust 8 Pfd B	PFD	989703202	548	27750	SH		Sole		27750	0	0
AMP NZ Office Trust	COM	609327903	2419	3262660	SH		Sole		3262660	0	0
Alexandria Real Estate 8.375 Pfd C	PFD	015271406	734	32110	SH		Sole		32110	0	0
ChinaEdu Corp.	COM	16945L107	809	198350	SH		Sole		198350	0	0
Colonial Cap Trust IV 7.875 Pfd	PFD	19560Q203	527	50390	SH		Sole		50390	0	0
Colonial Properties Trust 8.125 Pfd D	PFD	195872403	2377	130240	SH		Sole		130240	0	0
Corporate Office Prop. Trust 7.5 Pfd H	PFD	22002T603	1651	82570	SH		Sole		82570	0	0
Digital Realty 8.5 Pfd A	PFD	253868202	675	36000	SH		Sole		36000	0	0
Energias de Portugal, SA ADR	ADR	268353109	3651	88450	SH		Sole		88450	0	0
Euronet Worldwide, Inc.	COM	298736109	1767	105620	SH		Sole		105620	0	0
Exxon Mobil Corp.	COM	30231G102	5416	69740	SH		Sole		69740	0	0
Fiserv Inc.	COM	337738108	5920	125115	SH		Sole		125115	0	0
GMX Resources Inc. 9.25 Pfd B	PFD	38011M405	851	39780	SH		Sole		39780	0	0
General Mills Inc.	COM	370334104	7683	111805	SH		Sole		111805	0	0
Gladstone Commercial Corp. 7.5 Pfd B	PFD	376536306	923	67009	SH		Sole		67009	0	0
Highwood Properties 8 Pfd B	PFD	431284306	449	22704	SH		Sole		22704	0	0
Hovnanian Enterprises Inc. 7.625 Pfd A	PFD	442487112	166	41220	SH		Sole		41220	0	0
Huaneng Power ADR	ADR	443304100	3542	133075	SH		Sole		133075	0	0
Impac Mortgage Holdings Inc. 9.375 Pfd B	PFD	45254P300	246	42700	SH		Sole		42700	0	0
Infosys Technologies Ltd. ADR	ADR	456788108	3017	90565	SH		Sole		90565	0	0
Johnson & Johnson	COM	478160104	5496	79330	SH		Sole		79330	0	0
Kimco Realty Corp. 7.75 Pfd G	PFD	49446R844	1453	71185	SH		Sole		71185	0	0
LBA Realty Fund II WBP Inc. 7.625 Pfd B	PFD	501777304	3490	268480	SH		Sole		268480	0	0
Lanesborough REIT	COM	515555100	2137	486175	SH		Sole		486175	0	0
Lexington Realty Trust 8.05 Pfd B	PFD	529043200	817	54100	SH		Sole		54100	0	0
Liberty Property Trust	COM	531172104	2879	76455	SH		Sole		76455	0	0
Logitech International SA	COM	H50430232	5486	235245	SH		Sole		235245	0	0
Marathon Oil Corp.	COM	565849106	3097	77670	SH		Sole		77670	0	0
Mechel Open Joint Stock Co. ADR	ADR	583840103	3304	183945	SH		Sole		183945	0	0
Metavante Technologies Inc.	COM	591407101	967	50183	SH		Sole		50183	0	0
Monmouth REIT 7.625 Pfd A	PFD	609720206	16	1000	SH		Sole		1000	0	0
NPB Cap Trust II 7.85 Pfd	PFD	62935R209	429	19660	SH		Sole		19660	0	0
Narrowstep Inc.	COM	631082203	0	1000	SH		Sole		1000	0	0
Old Second Cap Trust I 7.8 Pfd	PFD	680280104	963	106866	SH		Sole		106866	0	0
Omnicom Group	COM	681919106	4504	116815	SH		Sole		116815	0	0
Pembina Pipeline Income Fund	COM	706329109	15	1000	SH		Sole		1000	0	0
Pepco Holdings Inc.	COM	713291102	5	198	SH		Sole		198	0	0
Praxair, Inc.	COM	74005P104	3965	55275	SH		Sole		55275	0	0
Primaris Retail REIT	COM	74157U109	3637	237100	SH		Sole		237100	0	0
Progress Energy Trust	COM	74326T108	12	1000	SH		Sole		1000	0	0
Prosperity Bancshares Inc.	COM	743606105	4792	140980	SH		Sole		140980	0	0
Ramco Gershenson Properties Trust	COM	751452202	1946	86815	SH		Sole		86815	0	0
Rostelecom Long Distance ADR	ADR	778529107	2438	56000	SH		Sole		56000	0	0
Scottish RE Group 7.25 Pfd	PFD	G73537402	62	83100	SH		Sole		83100	0	0
St. Gobain	COM	738048909	3240	63825	SH		Sole		63825	0	0
State Street Corp.	COM	857477103	3035	53365	SH		Sole		53365	0	0
Sterling Bank Cap Trust III 8.3 Pfd	PFD	85915Q206	108	6200	SH		Sole		6200	0	0
Toronto Dominion Bank	COM	891160509	5913	96946	SH		Sole		96946	0	0
Tristar Oil & Gas Ltd.	COM	89677E104	42	2791	SH		Sole		2791	0	0
Weingarten Realty Investors	COM	948741103	4148	116280	SH		Sole		116280	0	0
CPL Resources PLC	COM	G4817M109	633	253695	SH		Sole		253695	0	0
Grontmij NV-CVA	COM	N37558199	3581	109893	SH		Sole		109893	0	0
Heineken NV	COM	N39427211	1097	27562	SH		Sole		27562	0	0
Ainsworth Lumber Co.	COM	C01023206	36	18425	SH		Sole		18425	0	0
Enel Societa Per Azioni Ords	COM	29265W207	2210	267125	SH		Sole		267125	0	0
Irish Life & Permanent	COM	445525900	5	700	SH		Sole		700	0	0
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	2110	53265	SH		Sole		53265	0	0
Saul Centers 8 Pfd A	PFD	804395200	2105	93550	SH		Sole		93550	0	0
Vornado Realty Trust 6.625 Pfd I	PFD	929042877	1324	80245	SH		Sole		80245	0	0
Vornado Realty Trust 6.75 Pfd H	PFD	929042885	283	16870	SH		Sole		16870	0	0

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